Annual Fund Operating Expenses - Thrivent Balanced Income Plus Portfolio - Class A	Apr. 30, 2021
Operating Expenses:
Management Fees	0.55%
Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.66%